RIGHT TO USE ASSETS AND LEASE LIABILITY (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) Integer	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) Integer	Dec. 31, 2022 USD ($)
Number of leases | Integer	2		2
Operating lease, expense	$ 91,889	$ 92,081	$ 378,263	$ 438,129
Minimum [Member] | Building [Member]
Operating lease, expense	$ 30,544		$ 29,995	$ 28,951